SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2021
Significant Accounting Policies
SIGNIFICANT ACCOUNTING POLICIES

4.	SIGNIFICANT ACCOUNTING POLICIES

Matawinie Mine project

Management has established that effective from the beginning of the second quarter of 2021, the Matawinie mine project is in the development phase. Accordingly, all expenditures related to the development of the mine are capitalized under Mine under construction within Property, plant and equipment (see note 5). Capitalized expenditures will be carried at cost until the Matawinie project is placed into commercial production, sold, abandoned, or determined by management to be impaired in value. The equipment, building and the mine site are not yet in use as at September 30, 2021, therefore, the depreciation will begin when the assets are ready for their intended use.

The costs related to the operation of the Matawinie Demonstration Plant will continue to be expensed as incurred under exploration and evaluation expenses, unless the expenditures meet the recognition criterias set in IAS 16 Property, plant and equipment or IAS 38 Intangible asset.

Battery Material Plant project

Costs incurred in the construction and development of the Company’s Battery Material Plant project are capitalized under Battery Material Demonstration Plant within Property, plant and equipment (See note 5). Capitalized expenditures will be carried at cost until the Battery Material Plant project is placed into commercial production, sold, abandoned, or determined by management to be impaired in value. The equipment and building are not yet in use as at September 30, 2021, therefore, the depreciation will begin when the assets are ready for their intended use.

The costs related to the operation of the Battery Material Demonstration Plant will continue to be expensed as incurred under Battery Material Plant project expenses, unless the expenditures meet the recognition criterias set in IAS 16 Property, plant and equipment or IAS 38 Intangible asset.